Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2019
Basis of Preparation of the Financial Statements [Abstract]
Basis of Preparation of the Consolidated Financial Statements

Note 2 - Basis of Preparation of the Consolidated Financial Statements

A.	Statement of compliance with International Financial Reporting Standards

The Group has prepared the consolidated financial statements in accordance with International Financial Reporting Standards (hereinafter: "IFRS"), as issued by the International Accounting Standard Board ("IASB").

These consolidated financial statements were approved by the board of directors on March 16, 2020.

B.	Functional and presentation currency

These consolidated financial statements are presented in US dollars (USD), which is the Group's functional currency, rounded to the nearest one thousand, unless otherwise noted. The USD is the currency that represents the principal economic environment in which the Group operates.

C.	Use of estimates and judgment

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. The preparation of accounting estimates used in the preparation of the Group's consolidated financial statements requires management of the Group to make assumptions regarding circumstances and events that involve considerable uncertainty. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following notes:

Estimate	Principal assumptions	Possible effects	Reference
Fair value measurement of non-trading derivatives	Unobservable inputs used in the valuation model including standard deviation and discount rates	Profit or loss from a change in the fair value of derivative financial instruments	For information on a sensitivity analysis of level 3 financial instruments carried at fair value see Note 20B regarding financial instruments

Identification of performance obligations in contracts with customers	In order to identify distinct performance obligations in a contract with a customer, the Group uses judgment when it examines whether it is providing a significant service of integrating the goods or services in the contract into one integrated outcome.	A change in the timing of recognizing revenue over the period of the contract.	See Note 3I regarding revenue from contracts with customers.

Assessment of probability of contingent liabilities	Whether it is more likely than not that an outflow of economic resources will be required in respect of legal claims pending against the Company and its investees	Reversal or creation of a provision for a claim	For information on the Company's exposure to claims see Note 12B regarding contingent liabilities

Recoverability of intangible assets	The probability of regulatory considerations, commercial and legal considerations and financial and strategic considerations	impermanent of the In-process research and development in profit or loss	See Note 5 regarding intangible assets

Note 2 - Basis of Preparation of the Consolidated Financial Statements (Cont'd)

Fair value measurement

The Group's management regularly reviews significant unobservable inputs and valuation adjustments, including obtaining valuations prepared by third parties and assessing the evidence to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Group Audit Committee.

When measuring the fair value of an asset or liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

-	Level 1: quoted prices in active markets for identical assets or liabilities.

-	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

-	Level 3: inputs for the asset or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Further information about the assumptions made in measuring fair value of share based payments, financial asset and derivative instruments are included in Note 10 and Note 20B, respectively.

D.	Exchange rates and linkage bases

Balances in foreign currency or linked thereto are included in the consolidated financial statements at the representative exchange rates, as published by the Bank of Israel, which were prevailing as of the statement of financial position date.

Data on exchange rates are as follows:

Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2019	3.456
December 31, 2018	3.748
December 31, 2017	3.467

Changes in exchange rates for the year ended:	%

December 31, 2019	(7.8)
December 31, 2018	8.1
December 31, 2017	(9.8)

E.	Initial application of new standards, amendments to standards and interpretations

As from January 1, 2019 the Group applies the new standards and amendments to standards described below.

The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

IFRS 16, Leases

As from January 1, 2019 (hereinafter: "the date of initial application") the Group applies International Financial Reporting Standard 16, Leases (hereinafter: "IFRS 16" or "the standard"), which replaced International Accounting Standard 17, Leases (hereinafter: "IAS 17" or "the previous standard").

The main effect of the standard's application is reflected in annulment of the existing requirement from lessees to classify leases as operating (off-balance sheet) or finance leases and the presentation of a unified model for lessees to account for all leases similarly to the accounting treatment of finance leases in the previous standard. Until the date of application, the Group classified all of the leases in which it is the lessee as operating leases, since it did not substantially bear all the risks and rewards from the assets.

In accordance with IFRS 16, for agreements in which the Group is the lessee, the Group recognizes a right-of-use asset and a lease liability at the inception of the lease contract for all the leases in which the Group has a right to control identified assets for a specified period of time, other than exceptions specified in the standard. Accordingly, the Group recognizes depreciation and amortization expenses in respect of a right-of-use asset, tests a right-of-use asset for impairment in accordance with IAS 36 and recognizes financing expenses on a lease liability. Therefore, as from the date of initial application, lease payments relating to assets leased under an operating lease, which were presented as part of expenses in the statement of operations, are capitalized to assets and written down as depreciation and amortization expenses.

The Group elected to apply the standard using the modified retrospective approach, with an adjustment to the balance of retained earnings as at January 1, 2019 and without a restatement of comparative data. In respect of all the leases, the Group elected to apply the transitional provisions such that on the date of initial application it recognized a liability at the present value of the balance of future lease payments discounted at its incremental borrowing rate at that date calculated according to the average duration of the remaining lease period as from the date of initial application, and concurrently recognized a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments that were recognized as an asset or liability before the date of initial application. Therefore, application of the standard did not have an effect on the Group's equity at the date of initial application.

Furthermore, as part of the initial application of the standard, the Group has chosen to apply the following expedients:

(1)	Not separating non-lease components from lease components and instead accounting for all the lease components and related non-lease components as a single lease component.

(2)	Not applying the requirement to recognize a right-of-use asset and a lease liability in respect of leases where the underlying asset has a low value.

Impact of the application of IFRS 16 in the reporting period

In measurement of the lease liabilities, the Group discounted lease payments using the nominal incremental borrowing rate at January 1, 2019. The discount rate used to measure the lease liability is 8%.

As a result of applying IFRS 16, in relation to the leases that were classified as operating leases according to IAS 17, the Group recognized as at January 1, 2019 right-of-use assets and lease liabilities in the amount of approximately USD 400 thousand, respectively. As at December 31, 2019 the Group recognized right-of-use assets and lease liabilities in the amount of USD 206 thousand and USD 223 thousand, respectively.

Furthermore, instead of recognizing lease expenses in relation to those leases, during the period ended December 31, 2019 the Group recognized additional depreciation expenses in the amount of USD 168 thousand, and additional financing expenses in the amount of USD 33 thousand. For further information on how the Group recognizes leases under IFRS 16, See Note 3N.